GENERAL AND ADMINISTRATIVE EXPENSE (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of General And Administrative Expense [Abstract]
Employee compensation and benefits	$ 90	$ 88	$ 181	$ 175
Management fees	72	55	142	106
Transaction costs	11	25	15	29
Other	61	75	128	146
Total general and administrative expense	$ 234	$ 243	$ 466	$ 456